UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Coghill Capital Management, LLC
Address:	One North Wacker Drive
 		Suite 4350
 		Chicago, Illinois 60606

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

Signature, Place, and Date of Signing:

  /s/ Clint D. Coghill        Chicago, Illinois            November 15, 2010
--------------------------  ---------------------------   ------------------
   [Signature]                  [City, State]                  [Date]

-----------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		27
Form 13F Information Table Value Total:		137,407
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION	MGRS	AUTHORITY
ACTIVIDENTITY	COM          	00506P103	  2459	  1133281	Sh  	Sole	None	Sole
AUTOBYTEL INC	COM          	05275N106	  6386	  7341686	Sh  	Sole	None	Sole
BIGBAND NETWO	COM          	089750509	   486	   171064	Sh  	Sole	None	Sole
DITECH NETWOR	COM          	25500T108	   537	   406567	Sh  	Sole	None	Sole
EARTHLINK INC	COM          	270321102	  3281	   360901	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 29062	  7940360	Sh  	Sole	None	Sole
GUIDANCE SOFT	COM          	401692108	  1571	   268983	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  3542	  3002050	Sh  	Sole	None	Sole
HYPERCOM CORP	COM          	44913M105	  3410	   524650	Sh  	Sole	None	Sole
INTEGRATED SI	COM          	45812P107	  1673	   194300	Sh  	Sole	None	Sole
INTERNET CAPI	COM          	46059C205	  2811	   254864	Sh  	Sole	None	Sole
KEYNOTE SYSTE	COM          	493308100	   805	    69300	Sh  	Sole	None	Sole
NEUTRAL TANDE	COM          	64128B108	  1625	   136000	Sh  	Sole	None	Sole
OTIX GLOBAL I	COM          	68906N200	  1908	   184726	Sh  	Sole	None	Sole
RENTECH INC  	COM          	760112102	  2868	  2908992	Sh  	Sole	None	Sole
STARTEK INC  	COM          	85569C107	  3303	   790183	Sh  	Sole	None	Sole
VERTRO INC   	COM          	92535G204	   819	   311471	Sh  	Sole	None	Sole
WEB.COM GROUP	COM          	94733A104	  4472	   814567	Sh  	Sole	None	Sole
NEUTRAL TANDE	COM    		64128B108	  4370	   365700	CALL	Sole	None	Sole
ARCSIGHT INC 	COM    		039666102	  3919	    90000	PUT 	Sole	None	Sole
ARUBA NETWORK	COM    		043176106	  4631	   217000	PUT 	Sole	None	Sole
CITRIX SYSTEM	COM    		177376100	  5248	    76900	PUT 	Sole	None	Sole
F5 NETWORKS I	COM    		315616102	  2595	    25000	PUT 	Sole	None	Sole
ISHARES RUSSE	COM    		464287655	 30510	   452000	PUT 	Sole	None	Sole
RED HAT INC  	COM    		756577102	  2973	    72500	PUT 	Sole	None	Sole
SALESFORCE.CO	COM    		79466L302	  6932	    62000	PUT 	Sole	None	Sole
STERICYCLE IN	COM    		858912108	  5211	    75000	PUT 	Sole	None	Sole